(Variable Portfolio - Goldman Sachs Commodity Strategy Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Variable Portfolio - Goldman Sachs Commodity Strategy Fund)	Class 1 Shares	Class 2 Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Variable Portfolio - Goldman Sachs Commodity Strategy Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.63%	0.63%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	0.09%	0.09%
Total annual Fund operating expenses		0.72%	0.97%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Variable Portfolio - Goldman Sachs Commodity Strategy Fund) (USD $)	1 Year	3 Years
Class 1 Shares	74	230
Class 2 Shares	99	309

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund's portfolio turnover rate is not available.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that will invest primarily in commodity-linked derivative instruments.

The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund's benchmark, currently the Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBS Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of "roll-timing" or similar strategies and enhance returns by investing in fixed income securities, as described further below. The DJ-UBS Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the DJ-UBS Index, the Fund does not attempt to replicate the DJ-UBS Index and may invest in securities and instruments that are not included in the index.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Investment Manager), is responsible for oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, which is managed by the Investment Manager and subadvised by GSAM. The Subsidiary will have the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary's derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.

A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund's commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible asset, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.

The Fund employs commodity futures roll-timing strategies through the Subsidiary. "Rolling" futures exposure is the process by which the holder of a particular futures contract or other instrument providing similar exposure (e.g., swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with the same reference commodity except for a later delivery and/or expiration date. This process allows a holder of the instrument to extend its current position through the original instrument's expiration without delivering or taking delivery of the underlying asset. Although the DJ-UBS Index may also use commodity rolling schedules, the Fund's roll timing strategy may differ from that of the DJ-UBS Index to the extent necessary to enable the Fund to seek excess returns over the DJ-UBS Index. The Fund's "roll-timing" strategies may include, for example, rolling the Funds commodity exposure earlier or later than the DJ-UBS Index, or holding and rolling positions with longer or different expiration dates than the DJ-UBS Index.

The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund's fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, commodity investments tend to have greater price volatility than debt securities.

  Commodity-Related Investment Risk ��� The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Counterparty Risk ��� The risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts ��� The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk ��� Interest Rate Swaps ��� The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk ��� Total Return Swaps ��� In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Risk of Investing in Wholly-Owned Subsidiary ��� By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk ��� In order to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Certain commodity-linked investments generate or may generate income that is not "qualifying income" for purposes of meeting this 90% test. The Internal Revenue Service (the IRS) has issued a number of private letter rulings (PLRs) to mutual funds unaffiliated with the Fund that indicate that certain income from a fund's investment in a controlled foreign corporation, like the Subsidiary, will constitute "qualifying income" for purposes of Subchapter M of the Code. The IRS has suspended issuance of further PLRs addressing these matters pending a review of its position. Although PLRs may not be used or cited as precedent, the Fund has structured its investment in commodity-linked investments (which are made through the Subsidiary) based on the reasoning of the PLRs issued to other funds and generally intends to gain exposure to the commodities markets through investments that give rise to "qualifying income," by investing indirectly through its investments in the Subsidiary, which, in turn, invests directly in commodities or commodity-linked instruments. If the IRS were to change its position taken in existing PLRs (which change in position may be applied retroactively to the Fund), the income from the Fund's investment in the Subsidiary might not be "qualifying income" and the Fund might not qualify as a regulated investment company for one or more years. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including through its investments in the Subsidiary, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years. If the Fund were to fail to so qualify, the value of an investment in the Fund and the favorable tax treatment of contracts funded by the Fund would be adversely affected. In this event, the Fund's Board may authorize a significant change in the Fund's investment strategy and/or the Fund's liquidation.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity Index Total ReturnSM, a total return index based on Dow Jones-UBS Commodity IndexSM, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

(Variable Portfolio - Goldman Sachs Commodity Strategy Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Variable Portfolio - Goldman Sachs Commodity Strategy Fund)	Class 1 Shares	Class 2 Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Variable Portfolio - Goldman Sachs Commodity Strategy Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.63%	0.63%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	0.09%	0.09%
Total annual Fund operating expenses		0.72%	0.97%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Variable Portfolio - Goldman Sachs Commodity Strategy Fund) (USD $)	1 Year	3 Years
Class 1 Shares	74	230
Class 2 Shares	99	309

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund's portfolio turnover rate is not available.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that will invest primarily in commodity-linked derivative instruments.

The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund's benchmark, currently the Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBS Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of "roll-timing" or similar strategies and enhance returns by investing in fixed income securities, as described further below. The DJ-UBS Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the DJ-UBS Index, the Fund does not attempt to replicate the DJ-UBS Index and may invest in securities and instruments that are not included in the index.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Investment Manager), is responsible for oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, which is managed by the Investment Manager and subadvised by GSAM. The Subsidiary will have the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary's derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.

A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund's commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible asset, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.

The Fund employs commodity futures roll-timing strategies through the Subsidiary. "Rolling" futures exposure is the process by which the holder of a particular futures contract or other instrument providing similar exposure (e.g., swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with the same reference commodity except for a later delivery and/or expiration date. This process allows a holder of the instrument to extend its current position through the original instrument's expiration without delivering or taking delivery of the underlying asset. Although the DJ-UBS Index may also use commodity rolling schedules, the Fund's roll timing strategy may differ from that of the DJ-UBS Index to the extent necessary to enable the Fund to seek excess returns over the DJ-UBS Index. The Fund's "roll-timing" strategies may include, for example, rolling the Funds commodity exposure earlier or later than the DJ-UBS Index, or holding and rolling positions with longer or different expiration dates than the DJ-UBS Index.

The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund's fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, commodity investments tend to have greater price volatility than debt securities.

  Commodity-Related Investment Risk ��� The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Counterparty Risk ��� The risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts ��� The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk ��� Interest Rate Swaps ��� The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk ��� Total Return Swaps ��� In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Risk of Investing in Wholly-Owned Subsidiary ��� By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk ��� In order to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Certain commodity-linked investments generate or may generate income that is not "qualifying income" for purposes of meeting this 90% test. The Internal Revenue Service (the IRS) has issued a number of private letter rulings (PLRs) to mutual funds unaffiliated with the Fund that indicate that certain income from a fund's investment in a controlled foreign corporation, like the Subsidiary, will constitute "qualifying income" for purposes of Subchapter M of the Code. The IRS has suspended issuance of further PLRs addressing these matters pending a review of its position. Although PLRs may not be used or cited as precedent, the Fund has structured its investment in commodity-linked investments (which are made through the Subsidiary) based on the reasoning of the PLRs issued to other funds and generally intends to gain exposure to the commodities markets through investments that give rise to "qualifying income," by investing indirectly through its investments in the Subsidiary, which, in turn, invests directly in commodities or commodity-linked instruments. If the IRS were to change its position taken in existing PLRs (which change in position may be applied retroactively to the Fund), the income from the Fund's investment in the Subsidiary might not be "qualifying income" and the Fund might not qualify as a regulated investment company for one or more years. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including through its investments in the Subsidiary, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years. If the Fund were to fail to so qualify, the value of an investment in the Fund and the favorable tax treatment of contracts funded by the Fund would be adversely affected. In this event, the Fund's Board may authorize a significant change in the Fund's investment strategy and/or the Fund's liquidation.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity Index Total ReturnSM, a total return index based on Dow Jones-UBS Commodity IndexSM, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Variable Portfolio - Goldman Sachs Commodity Strategy Fund))	0 Months Ended
Oct. 05, 2012
Class 1 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Class 2 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Variable Portfolio - Goldman Sachs Commodity Strategy Fund))	0 Months Ended
Oct. 05, 2012
Class 1 Shares
Operating Expenses:
Management fees	0.63%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09% [1]
Total annual Fund operating expenses	0.72%
Class 2 Shares
Operating Expenses:
Management fees	0.63%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.09% [1]
Total annual Fund operating expenses	0.97%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 4, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000815425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 4, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 5, 2012
Prospectus Date	rr_ProspectusDate	Oct 5, 2012
(Variable Portfolio - Goldman Sachs Commodity Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund's portfolio turnover rate is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that will invest primarily in commodity-linked derivative instruments.

The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund's benchmark, currently the Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBS Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of "roll-timing" or similar strategies and enhance returns by investing in fixed income securities, as described further below. The DJ-UBS Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the DJ-UBS Index, the Fund does not attempt to replicate the DJ-UBS Index and may invest in securities and instruments that are not included in the index.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Investment Manager), is responsible for oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, which is managed by the Investment Manager and subadvised by GSAM. The Subsidiary will have the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary's derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.

A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund's commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible asset, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.

The Fund employs commodity futures roll-timing strategies through the Subsidiary. "Rolling" futures exposure is the process by which the holder of a particular futures contract or other instrument providing similar exposure (e.g., swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with the same reference commodity except for a later delivery and/or expiration date. This process allows a holder of the instrument to extend its current position through the original instrument's expiration without delivering or taking delivery of the underlying asset. Although the DJ-UBS Index may also use commodity rolling schedules, the Fund's roll timing strategy may differ from that of the DJ-UBS Index to the extent necessary to enable the Fund to seek excess returns over the DJ-UBS Index. The Fund's "roll-timing" strategies may include, for example, rolling the Funds commodity exposure earlier or later than the DJ-UBS Index, or holding and rolling positions with longer or different expiration dates than the DJ-UBS Index.

The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund's fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, commodity investments tend to have greater price volatility than debt securities.

  Commodity-Related Investment Risk ��� The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Counterparty Risk ��� The risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts ��� The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk ��� Interest Rate Swaps ��� The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk ��� Total Return Swaps ��� In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Risk of Investing in Wholly-Owned Subsidiary ��� By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk ��� In order to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Certain commodity-linked investments generate or may generate income that is not "qualifying income" for purposes of meeting this 90% test. The Internal Revenue Service (the IRS) has issued a number of private letter rulings (PLRs) to mutual funds unaffiliated with the Fund that indicate that certain income from a fund's investment in a controlled foreign corporation, like the Subsidiary, will constitute "qualifying income" for purposes of Subchapter M of the Code. The IRS has suspended issuance of further PLRs addressing these matters pending a review of its position. Although PLRs may not be used or cited as precedent, the Fund has structured its investment in commodity-linked investments (which are made through the Subsidiary) based on the reasoning of the PLRs issued to other funds and generally intends to gain exposure to the commodities markets through investments that give rise to "qualifying income," by investing indirectly through its investments in the Subsidiary, which, in turn, invests directly in commodities or commodity-linked instruments. If the IRS were to change its position taken in existing PLRs (which change in position may be applied retroactively to the Fund), the income from the Fund's investment in the Subsidiary might not be "qualifying income" and the Fund might not qualify as a regulated investment company for one or more years. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including through its investments in the Subsidiary, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years. If the Fund were to fail to so qualify, the value of an investment in the Fund and the favorable tax treatment of contracts funded by the Fund would be adversely affected. In this event, the Fund's Board may authorize a significant change in the Fund's investment strategy and/or the Fund's liquidation.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity Index Total ReturnSM, a total return index based on Dow Jones-UBS Commodity IndexSM, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

(Variable Portfolio - Goldman Sachs Commodity Strategy Fund) | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
(Variable Portfolio - Goldman Sachs Commodity Strategy Fund) | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.